Defined benefit pension schemes - Movement and deficit (Details) - Pension plans - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension schemes
Net surplus (deficit), beginning of year	£ 56	£ (129)	£ 84
GMP equalisation provision	(53)
Current service cost	(44)	(46)	(34)
Net interest on net defined benefit liability (asset)		(3)	3
Administration expenses	(8)	(8)	(5)
Employers' contributions	52	50	45
Actuarial gains and losses	134	200	(181)
Transfer into investment in Prudential insurance policies	(80)	(8)	(41)
Net surplus (deficit), end of year	57	56	(129)
Plan assets
Defined benefit pension schemes
Net surplus (deficit), beginning of year	8,917	9,006	7,819
Net interest on net defined benefit liability (asset)	217	228	292
Administration expenses	(8)	(8)	(5)
Benefit payments	(475)	(479)	(350)
Employers' contributions	52	50	45
Employees' contributions	1	1	2
Actuarial gains and losses	(221)	119	1,203
Net surplus (deficit), end of year	8,483	8,917	9,006
Present value of benefit obligations
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(8,225)	(8,443)	(6,858)
GMP equalisation provision	(53)
Current service cost	(44)	(46)	(34)
Net interest on net defined benefit liability (asset)	(200)	(214)	(254)
Benefit payments	475	479	350
Employees' contributions	(1)	(1)	(2)
Actuarial gains and losses	524		(1,645)
Net surplus (deficit), end of year	(7,524)	(8,225)	(8,443)
Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	692	563	961
GMP equalisation provision	(53)
Current service cost	(44)	(46)	(34)
Net interest on net defined benefit liability (asset)	17	14	38
Administration expenses	(8)	(8)	(5)
Employers' contributions	52	50	45
Actuarial gains and losses	303	119	(442)
Net surplus (deficit), end of year	959	692	563
Effect of IFRIC 14 for derecognition of PSPS surplus
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(485)	(558)	(800)
Net interest on net defined benefit liability (asset)	(13)	(14)	(32)
Actuarial gains and losses	(179)	87	274
Net surplus (deficit), end of year	(677)	(485)	(558)
Economic basis net surplus (deficit)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	207	5	161
GMP equalisation provision	(53)
Current service cost	(44)	(46)	(34)
Net interest on net defined benefit liability (asset)	4		6
Administration expenses	(8)	(8)	(5)
Employers' contributions	52	50	45
Actuarial gains and losses	124	206	(168)
Net surplus (deficit), end of year	282	207	5
Other adjustments including for investments in Prudential insurance policies
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(151)	(134)	(77)
Net interest on net defined benefit liability (asset)	(4)	(3)	(3)
Actuarial gains and losses	10	(6)	(13)
Transfer into investment in Prudential insurance policies	(80)	(8)	(41)
Net surplus (deficit), end of year	£ (225)	£ (151)	£ (134)